Financial Instruments (Details 3) - USD ($)		8 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Reconciliation of the fair value measurements using significant unobservable inputs
Gain (Loss) on fair value change of investor option liability	[1],[2]			$ (46,972,000)		$ 21,064,000
Investment related impairment			$ 8,005,000	2,521,000	[1],[2]	2,526,000	[1],[2]
Investor option liability
Reconciliation of the fair value measurements using significant unobservable inputs
Beginning Balance		$ (50,568,000)	0	(29,504,000)
Gain (Loss) on fair value change of investor option liability		21,064,000		(46,972,000)
Option fully exercised				76,476,000
Ending Balance		(29,504,000)	0	0		(29,504,000)
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment loss for available-for-sale investments			0	0		0
Investment related impairment			8,000,000	2,500,000		2,500,000
Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Fair value of investments		$ 0	$ 0	$ 0		$ 0

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).